Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of major related parties and their relationships with the company

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024 and 2025:

Name of related parties	Relationship with the Company
AE Computer Systems Pte Ltd	100% owned by the founder and Director, Goh Kian Hwa until September 30, 2022
Foodopa Technologies Pte Ltd	100% owned by Goh Kian Hwa’s son, Goh Song Han, who is also the Chief Innovation Officer of the Company.
K.H. Goh Holdings Pte Ltd	100% owned by the founders and Directors: Goh Kian Hwa (50%) and Lung Lay Hua (50%)
Vertical Software Asia Pte Ltd	100% owned by the founders and Directors: Goh Kian Hwa (50%) and Lung Lay Hua (50%)
Xenturion Technology Pte Ltd	90% owned by the founder and Director: Goh Kian Hwa
Goh Kian Hwa	Shareholder, Founder and Director
Lung Lay Hua	Shareholder, Founder and Director
Chew Kim Chwee	Shareholder, director of pre-sales of MSC Consulting